S-K 1604(c) De-SPAC Dilution	1 Months Ended
May 31, 2025 $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 2.43
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	(2.28)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 7.72
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	9,880,096
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 2.43
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	9,880,096
No Redemption [Member] | Exercise of Rights [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 1.97
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	12,180,096
No Redemption [Member] | Exercise of Public Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 6.6
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	23,680,096
No Redemption [Member] | Exercise of Private Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 7.72
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	30,680,096
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 2.43
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	(2.6)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 7.4
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	9,880,096
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ (0.27)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Exercise of Rights [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ (0.21)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	9,966,667
Redemption at 100 Percent of Maximum [Member] | Exercise of Public Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 6.06
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	21,466,667
Redemption at 100 Percent of Maximum [Member] | Exercise of Private Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 7.4
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	28,466,667
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 2.43
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	(2.52)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 7.48
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	9,880,096
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 0.54
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	8,220,024
Redemption at 75 Percent of Maximum [Member] | Exercise of Rights [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 0.42
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	10,520,024
Redemption at 75 Percent of Maximum [Member] | Exercise of Public Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 6.21
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	22,020,024
Redemption at 75 Percent of Maximum [Member] | Exercise of Private Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 7.48
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	29,020,024
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 2.43
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	(2.43)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 7.57
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	9,880,096
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 1.25
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	8,773,382
Redemption at 50 Percent of Maximum [Member] | Exercise of Rights [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 0.99
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	11,073,382
Redemption at 50 Percent of Maximum [Member] | Exercise of Public Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 6.34
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	22,573,382
Redemption at 50 Percent of Maximum [Member] | Exercise of Private Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 7.57
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	29,573,382
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 2.43
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	(2.36)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 7.64
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	9,880,096
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 1.88
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	9,326,739
Redemption at 25 Percent of Maximum [Member] | Exercise of Rights [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 1.5
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	11,626,739
Redemption at 25 Percent of Maximum [Member] | Exercise of Public Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 6.48
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	23,126,739
Redemption at 25 Percent of Maximum [Member] | Exercise of Private Warrants [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share	$ 7.64
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	30,126,739